Note 6 - Production Costs (Tables)	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of components for cost of sales [text block]
	2024	2023

Blanket Mine	58,020	50,170
Salaries and wages	22,560	20,416
Consumable materials	18,940	16,485
Electricity costs	10,902	8,993
Safety	806	856
Share-based expense (note 9)	782	435
On mine administration	2,586	1,658
Security	1,037	807
Solar operations and maintenance services	300	323
Pre-feasibility exploration costs	107	197

Bilboes	2,485	10,858
Salaries and wages	866	2,323
Consumable materials	584	7,079
Electricity costs	380	516
Share-based expense (note 9)	46	–
On mine administration	609	940

	60,505	61,028